UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06640)

American Strategic Income Portfolio Inc. II

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 11/30/12

Schedule of Investments | November 30, 2012 (unaudited)
American Strategic Income Portfolio II (BSP)

Item 1.	Schedule of Investments.

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 59.9%
Commercial Loans — 39.6%
5555 East Van Buren I, Phoenix, AZ, 4.93%, 10/1/14 ¶	6/23/04	$6,035,296	$6,035,296	$6,035,296
5555 East Van Buren II, Phoenix, AZ, 4.88%, 10/1/14 ¶	8/18/06	1,255,552	1,255,552	1,099,587
American Mini-Storage, Memphis, TN, 6.80%, 12/1/11 §	11/5/07	2,962,479	2,962,479	2,504,749
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17	3/31/97	1,034,293	1,034,293	1,086,008
Hickman Road, Clive, IA, 6.78%, 1/1/13 § ¶	12/3/07	5,500,000	5,500,000	5,500,000
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13	9/17/03	1,355,568	1,355,568	1,369,124
Office City Plaza, Houston, TX, 3.90%, 3/1/17 ¶	2/10/12	3,900,000	3,900,000	3,900,000
Oyster Point Office Park, Newport News, VA, 5.93%, 2/1/13 ¶	1/4/06	11,831,854	11,831,854	11,831,854
PennMont Office Plaza, Albuquerque, NM, 5.88%, 4/1/14 ¶	3/30/06	1,406,043	1,406,043	1,406,043
Perkins—Blaine, Blaine, MN, 6.63%, 1/1/17	12/13/06	1,709,795	1,709,795	1,795,284
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17	3/30/07	6,646,387	6,646,387	6,845,779
Signal Butte, Mesa, AZ, 4.93%, 7/1/17 ¶	6/20/07	15,000,000	15,002,903	9,300,525
Station Square, Pompano Beach, FL, 6.33%, 2/1/14 ¶	1/19/07	11,906,886	11,906,886	11,434,992
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14	2/15/07	1,215,977	1,215,977	1,228,137

			71,763,033	65,337,378

Multifamily Loans — 20.2%
Carolina Square Apartments, Tallahassee, FL, 5.43%, 8/1/12 ¶ § ♦	7/20/07	7,875,000	7,875,000	4,827,375
Meadows Point, College Station, TX, 7.93%, 5/1/16 ¶ R	1/24/08	5,400,000	5,400,000	5,272,495
RP-Plaza Development Lot 16, Oxnard, CA, 4.90%, 10/1/12 ¶ §	3/1/10	2,500,000	2,500,000	2,088,942
Sapphire Skies I, Cle Elum, WA, 4.93%, 7/1/13 ¶	12/23/05	8,714,804	8,718,262	7,415,104
Sapphire Skies II, Cle Elum, WA, 7.90%, 7/1/13 ¶ R S	3/20/09	3,200,000	3,200,000	192,835
Sapphire Skies III, Cle Elum, WA, 4.93%, 7/1/13 ¶	7/13/10	8,000,000	8,000,000	6,126,216
Sapphire Skies IV, Cle Elum, WA, 4.88%, 8/1/15	7/26/12	2,000,000	2,000,000	1,601,166
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 ¶ § ♦	4/17/07	8,800,000	8,800,000	5,394,400
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 ¶ § R S	4/17/07	2,298,600	2,298,600	530,076

			48,791,862	33,448,609

Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 11.41%, 11/1/16	12/18/92	35,453	35,745	35,868
PHH U.S. Mortgage, 2 loans, California & Delaware, 6.43%, 3/29/20	12/30/92	119,669	119,668	123,259

			155,413	159,127

Total Whole Loans			120,710,308	98,945,114

Corporate Notes ¥ ¶ — 6.9%
Fixed Rate — 6.9%
Stratus Properties II, 7.25%, 12/31/15	6/14/01	3,000,000	3,000,000	3,090,000
Stratus Properties III, 7.25%, 12/31/16	12/12/06	8,000,000	8,000,000	8,320,000

Total Corporate Notes			11,000,000	11,410,000

Corporate Bonds — 15.6%
Banking ☒ — 5.1%
Bank of America, Series MTN, 5.00%, 5/13/21		1,800,000	1,920,146	2,064,292
Citigroup, 4.50%, 1/14/22		1,800,000	1,882,024	2,025,049
Goldman Sachs Group, 6.00%, 6/15/20		1,750,000	1,937,296	2,074,705
Morgan Stanley, 5.50%, 7/28/21		1,950,000	1,961,283	2,229,973

			7,700,749	8,394,019

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Strategic Income Portfolio II (BSP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
Real Estate Investment Trusts — 10.5%
BioMed Realty, 4.25%, 7/15/22	$1,395,000	$1,471,009	$1,471,506
CommonWealth REIT, 5.88%, 9/15/20 ☒	750,000	812,895	803,970
Developers Diversified Realty, 4.63%, 7/15/22	3,200,000	3,488,454	3,483,626
Digital Realty, 3.63%, 10/1/22 ☒	500,000	501,606	496,668
Duke Realty, 4.38%, 6/15/22	1,410,000	1,507,266	1,494,892
Health Care REIT, 3.75%, 3/15/23	2,000,000	1,992,620	2,002,074
Hospitality Properties, 5.00%, 8/15/22 ☒	1,185,000	1,187,273	1,265,382
ProLogis, 6.88%, 3/15/20	2,000,000	2,428,196	2,429,370
Senior Housing Properties, 6.75%, 12/15/21 ☒	1,500,000	1,712,588	1,730,385
Washington Real Estate Investment Trust, 3.95%, 10/15/22	2,000,000	2,078,722	2,080,132

		17,180,629	17,258,005

Total Corporate Bonds		24,881,378	25,652,024

U.S. Government Agency Mortgage-Backed Securities a — 7.3%
Fixed Rate — 7.3%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	815,196	825,614	876,376
9.00%, 7/1/30, #C40149	73,149	74,343	92,530
5.00%, 5/1/39, #G05430	1,503,892	1,539,830	1,613,797
3.50%, 6/1/42, #C09000	2,274,523	2,390,065	2,425,921
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	54,234	54,336	57,691
5.50%, 6/1/17, #648508	72,951	73,092	78,709
5.00%, 9/1/17, #254486	104,978	105,089	114,215
5.00%, 11/1/17, #657356	144,238	144,549	156,929
6.50%, 6/1/29, #252497	345,258	343,644	400,738
7.50%, 5/1/30, #535289	58,889	57,499	71,892
8.00%, 5/1/30, #538266	24,754	24,534	26,016
8.00%, 6/1/30, #253347	77,699	77,007	96,474
5.00%, 11/1/33, #725027	3,473,023	3,541,624	3,786,525
5.00%, 7/1/39, #935588	2,128,304	2,169,039	2,307,119

Total U.S. Government Agency Mortgage-Backed Securities		11,420,265	12,104,932

Commercial Mortgage-Backed Securities ¶ a r — 10.6%
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45	8,900,000	7,628,626	10,428,032
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44	5,930,786	5,456,082	7,034,648

Total Commercial Mortgage-Backed Securities		13,084,708	17,462,680

Asset-Backed Security ■ — 0.6%
Other — 0.6%
321 Henderson Receivables I LLC, Series 2007-3A, Class A, 6.15%, 10/15/48	894,341	992,427	1,009,483

Preferred Stocks ☒ — 34.3%
Real Estate Investment Trusts — 34.3%
Alexandria Real Estate Equities, Series E	107,779	2,791,065	2,886,322
BRE Properties, Series D	7,450	148,032	189,975
CommonWealth REIT, Series E	161,500	4,172,200	4,006,815
Developers Diversified Realty, Series H	6,600	135,300	166,650
Digital Realty, Series F	155,754	4,029,076	4,166,419
Duke Realty, Series J	38,000	893,000	952,622

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Strategic Income Portfolio II (BSP)

DESCRIPTION	SHARES	COST	VALUE ¶
Duke Realty, Series L	74,260	$1,529,361	$1,863,926
Equity Residential Properties, Series K	30,000	1,680,000	2,063,439
Health Care REIT, Series J	176,000	4,399,968	4,757,509
Hospitality Properties, Series C	52,607	1,323,066	1,328,327
Hospitality Properties, Series D	35,211	951,401	927,810
Kimco Realty, Series J	105,000	2,582,250	2,604,000
National Retail Properties, Series D	177,437	4,443,124	4,663,044
ProLogis, Series L	84,100	1,748,225	2,136,670
ProLogis, Series M	14,360	367,561	361,872
ProLogis, Series O	13,459	336,475	343,204
ProLogis, Series R	48,120	1,149,478	1,213,529
ProLogis, Series S	11,700	245,700	294,694
PS Business Parks, Series S	48,000	1,286,400	1,284,000
PS Business Parks, Series T	120,542	3,009,684	3,118,421
Public Storage, Series A	40,000	977,346	1,014,400
Public Storage, Series R	10,000	272,500	272,190
Public Storage, Series T	14,000	368,900	370,160
Public Storage, Series V	18,752	475,363	479,676
Realty Income, Series E	37,600	812,160	956,920
Regency Centers, Series F	140,936	3,693,375	3,818,492
Senior Housing Properties	91,000	2,205,600	2,217,670
Vornado Realty, Series K	183,204	4,536,221	4,679,030
Weingarten Realty Investors, Series F	135,800	3,348,836	3,446,468

Total Preferred Stocks		53,911,667	56,584,254

Total Unaffiliated Investments		236,000,753	223,168,487

Short-Term Investment — 7.1%
First American Prime Obligations Fund, Class Z, 0.06% W	11,832,315	11,832,315	11,832,315

Total Investments ▲ — 142.3%		$247,833,068	$235,000,802

Other Assets and Liabilities, Net — (42.3)%			(69,909,321)

Total Net Assets — 100.0%			$165,091,481

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Strategic Income Portfolio II (BSP)

¶	The fund’s investments in whole loans (single family, multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of November 30, 2012, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On November 30, 2012, the total fair value of these securities was $110,355,114 or 66.8% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2012. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2012. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

¶	Interest Only—Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2012.

§	Loan has matured or will mature in the next couple months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

♦	Loan is currently in default with regards to scheduled interest and/or principal payments.

R	Participating Loan - A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On November 30, 2012, securities valued at $69,274,678 were pledged as collateral for the following outstanding borrowings:

Amount	Rate *	Accrued Interest
$35,000,000	1.06%	$1,029

*	Interest rate as of November 30, 2012. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.90%.

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Strategic Income Portfolio II (BSP)

Description of collateral:

Corporate Bonds

Bank of America, Series MTN, 5.00%, 5/13/21, $1,800,000 par

Citigroup, 4.50%, 1/14/22, $1,800,000 par

Goldman Sachs Group, 6.00%, 6/15/20, $1,750,000 par

Morgan Stanley, 5.50%, 7/28/21, $1,950,000 par

CommonWealth REIT, 5.88%, 9/15/20, $750,000 par

Digital Realty, 3.63%, 10/1/22, $500,000 par

Hospitality Properties, 5.00%, 8/15/22, $1,185,000 par

Senior Housing Properties, 6.75%, 12/15/21, $1,500,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 107,779 shares

BRE Properties, Series D, 7,450 shares

CommonWealth REIT, Series E, 161,500 shares

Developers Diversified Realty, Series H, 6,600 shares

Digital Realty, Series F, 155,754 shares

Duke Realty, Series J, 38,000 shares

Duke Realty, Series L, 74,260 shares

Equity Residential Properties, Series K, 30,000 shares

Health Care REIT, Series J, 176,000 shares

Hospitality Properties, Series C, 52,607 shares

Hospitality Properties, Series D, 35,211 shares

Kimco Realty, Series J, 105,000 shares

National Retail Properties, Series D, 177,437 shares

ProLogis, Series L, 84,100 shares

ProLogis, Series M, 14,360 shares

ProLogis, Series O, 13,459 shares

ProLogis, Series R, 48,120 shares

ProLogis, Series S, 11,700 shares

PS Business Parks, Series S, 48,000 shares

PS Business Parks, Series T, 120,542 shares

Public Storage, Series A, 40,000 shares

Public Storage, Series R, 10,000 shares

Public Storage, Series T, 14,000 shares

Public Storage, Series V, 18,752 shares

Realty Income, Series E, 37,600 shares

Regency Centers, Series F, 140,936 shares

Senior Housing Properties, 91,000 shares

Vornado Realty, Series K, 183,204 shares

Weingarten Realty Investors, Series F, 135,800 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2012, securities valued at $29,567,612 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$11,439,000	11/14/12	0.40%	12/11/12	$2,160	(1)
14,774,000	11/20/12	1.18%	12/20/12	5,328	(2)

$26,213,000				$7,488

*	Interest rate as of November 30, 2012. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $815,196 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $73,149 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,503,892 par

Federal Home Loan Mortgage Corporation, 3.50%, 6/1/42, $2,274,523 par

Federal National Mortgage Association, 6.00%, 10/1/16, $54,234 par

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Strategic Income Portfolio II (BSP)

Federal National Mortgage Association, 5.50%, 6/1/17, $72,951 par

Federal National Mortgage Association, 5.00%, 9/1/17, $104,978 par

Federal National Mortgage Association, 5.00%, 11/1/17, $144,238 par

Federal National Mortgage Association, 6.50%, 6/1/29, $345,258 par

Federal National Mortgage Association, 7.50%, 5/1/30, $58,889 par

Federal National Mortgage Association, 8.00%, 5/1/30, $24,754 par

Federal National Mortgage Association, 8.00%, 6/1/30, $77,699 par

Federal National Mortgage Association, 5.00%, 11/1/33, $3,473,023 par

Federal National Mortgage Association, 5.00%, 7/1/39, $2,128,304 par

(2)	JP Morgan:

Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45, $8,900,000 par Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44, $5,930,786 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with JP Morgan. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

r	Variable Rate Security—The rate shown is the net coupon rate in effect as of November 30, 2012.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On November 30, 2012, the total fair value of these investments was $1,009,483 or 0.6% of total net assets.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2012.

▲	On November 30, 2012, the cost of investments for federal income tax purposes was approximately $247,833,068. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$9,527,394
Gross unrealized depreciation	(22,359,660)

Net unrealized depreciation	$(12,832,266)

REIT—Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2012, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$98,945,114	$98,945,114

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Strategic Income Portfolio II (BSP)

Corporate Notes	—	—	11,410,000	11,410,000
Corporate Bonds	—	25,652,024	—	25,652,024
U.S. Government Agency Mortgage-Backed Securities	—	12,104,932	—	12,104,932
Commercial Mortgage-Backed Securities	—	17,462,680	—	17,462,680
Asset-Backed Security	—	1,009,483	—	1,009,483
Preferred Stocks	56,584,254	—	—	56,584,254
Short-Term Investment	11,832,315	—	—	11,832,315

Total Investments	$68,416,569	$56,229,119	$110,355,114	$235,000,802

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Notes	Total Fair Value
Balance as of August 31, 2012	$109,223,257	$11,080,000	$120,303,257
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(25)	—	(25)
Net change in unrealized appreciation or depreciation	1,039,073	330,000	1,369,073
Purchases	—	—	—
Sales	(11,317,191)	—	(11,317,191)

Balance as of November 30, 2012	$98,945,114	$11,410,000	$110,355,114

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2012	$430,381	$330,000	$760,381

During the period ended November 30, 2012, the fund recognized no transfers between fair value levels.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency and Commercial Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bonds

U.S. government agency and commercial mortgage-backed securities, asset-backed securities and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Single Family Whole Loans

Single family whole loans are analyzed using the discounted cash flow methodology. For single family whole loans, the pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, delinquency status, loan to value, lien position, and prepayment speeds. If the resulting price from the discounted cash flow methodology is above 103% of the loan’s par value (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Valuations of single family whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Strategic Income Portfolio II (BSP)

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for single family whole loans is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

For commercial, multifamily and single family whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at November 30, 2012	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
BSP
Commercial & Multifamily			Yield Spread	2.36% – 2.60% (2.45%)
Whole Loans	$47,566,687	Discounted Cash Flow	Debt Service Coverage Ratio	0.00 – 1.14(0.94)
Commercial Loans and Corporate Notes	52,407,525	Price Ceiling	N/A	N/A
Multifamily Whole Loans	10,221,775	Price Floor	Loss Severity	38.7%
Single Family Whole Loans	159,127	Price Ceiling	N/A	N/A

*	The fund’s investments classified as Level 3 include a private mortgage-backed security that is fair valued at zero.

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and present such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 28, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	January 28, 2013